Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000798290
HSBC Asia ex-Japan Smaller Companies Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Asia ex-Japan Smaller Companies Equity Fund
Supplement, Text Block	hsbcf_SupplementTextBlock

HSBC FUNDS

HSBC Asia ex-Japan Smaller Companies Equity Fund
(the “Fund”)

Supplement dated November 1, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

The Board of Trustees of HSBC Funds, at the recommendation of HSBC Global Asset Management (USA), Inc., recently approved an amendment to the current expense limitation agreement (the “Amendment”) in place on behalf of the Fund. The Amendment, in effect, will reduce the total annual operating expenses of each share class of the Fund. As a result, effective immediately, the following changes are being made to the Prospectus:

The “Fees and Expenses of the Fund” table and related footnotes for the Fund on page 36 of the Prospectus is being deleted and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.00%	1.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	2.57%	2.47%
Total Other Expenses	2.82%	2.47%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	3.84%	3.49%
Fee Waiver and/or Expense Reimbursement**	2.57%	2.57%
Total Annual Fund Operating Expenses After Fee	1.27%	0.92%
Waiver and/or Expense Reimbursement

*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.25% for Class A Shares and 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2019. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The “Example” explanatory paragraph and table for the Fund on page 37 of the Prospectus are being deleted and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$623	$1,389	$2,172	$4,212
Class I Shares	$94	$831	$1,591	$3,594

The table at the bottom of page 91 of the Prospectus, which reflects the annual contractual expense limitations of the Fund, is being deleted and replaced with the following:

	Class A	Class I
	Share	Shares
HSBC Emerging Markets Debt Fund	0.85%	0.50%
Fund HSBC Total Return Fund	1.60%	1.25%
HSBC Frontier Markets Fund	2.20%	1.85%
HSBC Asia ex-Japan Smaller Companies Equity	1.25%	0.90%
Global High Yield Bond Fund	1.15%	0.80%
Global High Income Bond Fund	1.15%	0.80%
Global Equity Volatility Focused Fund	1.30%	0.95%
Euro High Yield Bond Fund (USD Hedged)	1.05%	0.80%

The first paragraph on page 92 of the Prospectus is being deleted and replaced with the following:

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by a Fund to the Adviser within three years to the extent that the repayment will not cause a Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2018 (except with respect to the expense limitation for the HSBC Asia ex-Japan Smaller Companies Equity Fund, which shall be in effect until March 1, 2019). The expense limitation agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The “Fees and Expenses of the Fund” table and related footnotes for the Fund on page 36 of the Prospectus is being deleted and replaced with the following:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The “Example” explanatory paragraph and table for the Fund on page 37 of the Prospectus are being deleted and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

HSBC Asia ex-Japan Smaller Companies Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.57%
Total Other Expenses	rr_OtherExpensesOverAssets	2.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.57%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
1 Year	rr_ExpenseExampleYear01	$ 623
3 Years	rr_ExpenseExampleYear03	1,389
5 Years	rr_ExpenseExampleYear05	2,172
10 Years	rr_ExpenseExampleYear10	$ 4,212
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.47%
Total Other Expenses	rr_OtherExpensesOverAssets	2.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.57%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	831
5 Years	rr_ExpenseExampleYear05	1,591
10 Years	rr_ExpenseExampleYear10	$ 3,594

[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.25% for Class A Shares and 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2019. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.